Share-based payment - Rollforward of outstanding shares (Details)		12 Months Ended
	Jan. 01, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	83,143,531	60,516,243	43,417,550	22,928,850
Granted		36,943,251	29,983,190	23,110,479
Forfeited		(4,146,246)	(2,589,904)	(1,489,070)
Vested		(10,169,717)	(10,294,593)	(1,132,709)
Balance at end of year		83,143,531	60,516,243	43,417,550
Weighted average grant date fair value (EUR per share) | € / shares		€ 4.39	€ 5.08	€ 4.70
Performance Share Plan of 2016
Share-based payment
Balance at beginning of year	18,969,595
Balance at end of year	18,969,595	18,969,595
Restricted Shares
Share-based payment
Balance at beginning of year	3,582,048	5,568,702	5,969,537	2,104,474
Granted		1,479,350	2,366,008	5,406,682
Forfeited		(1,431,215)	(807,556)	(255,023)
Vested	(178,428)	(2,034,789)	(1,959,287)	(1,286,596)
Balance at end of year		3,582,048	5,568,702	5,969,537
Weighted average grant date fair value (EUR per share) | € / shares		€ 4.47	€ 4.90	€ 4.73